Notes and Debenture Payable (Tables)	12 Months Ended
Dec. 31, 2012
Principal Balances of Notes Payable

A summary of the principal balances of notes payable included in the consolidated balance sheet as of December 31, 2012 and 2011 is as follows (in thousands):

	Total Notes Payable
	December 31, 2012	December 31, 2011
Cedar Lane	$—	$19,104
White Oak, Inc.	—	173

Total	—	19,277